Short-term debt (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Short-term Debt [Line Items]
Revolving financing facilities	$ 0	$ 15,156
Senior financing
Short-term Debt [Line Items]
Revolving financing facilities	0	$ 15,156
HSBC Revolving Financing Facility | Senior financing
Short-term Debt [Line Items]
Maximum draw amount	$ 20